CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors Life Insurance Company(R) Variable Account B, 333-19725 (1933 Act File No. 333-19725, 1940 Act File No. 811-08017)
("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 7 ("Amendment No.") to its Registration Statement; and (b) that Amendment No. 7 was filed electronically.

Dated:  May 3, 2000                         By: /s/  Mark F. Muething
                                               ----------------------
                                                     Mark F. Muething